Trade and Other Receivables - Summary of Ageing of Group's Trade Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [line items]
Trade receivables	£ 904	£ 930
Less: sales return liability		(170)
Net trade receivables	904	760
Cost [member] | In less than one year [member]
Trade and other receivables [line items]
Trade receivables	606	661
Cost [member] | Up to three months past due date [member]
Trade and other receivables [line items]
Trade receivables	172	187
Cost [member] | Three to six months past due date [member]
Trade and other receivables [line items]
Trade receivables	72	48
Cost [member] | Six to nine months past due date [member]
Trade and other receivables [line items]
Trade receivables	16	18
Cost [member] | Nine to 12 months past due date [member]
Trade and other receivables [line items]
Trade receivables	24	13
Cost [member] | More than 12 months past due date [member]
Trade and other receivables [line items]
Trade receivables	£ 14	£ 3